Right-of-use assets - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Right Of Use Assets [Line Items]
Right-of-use assets	$ 826.9	$ 1,097.7
Right of use asset, accumulated amortization	(388.9)	(351.0)
Right-of-use asset, Net book value	438.0	746.7
Vessel operating leases
Operating Lease Right Of Use Assets [Line Items]
Operating lease, cost	740.8	835.5
Operating lease, accumulated amortization	(376.4)	(335.5)
Operating lease, net book value	364.4	500.0
Vessel finance leases
Operating Lease Right Of Use Assets [Line Items]
Finance lease, cost	69.1	246.6
Finance lease, accumulated amortization	(0.5)	(7.9)
Finance lease, net book value	68.6	238.7
Other operating leases
Operating Lease Right Of Use Assets [Line Items]
Operating lease, cost	17.0
Operating lease, accumulated amortization	(12.0)
Operating lease, net book value	$ 5.0
Office operating leases
Operating Lease Right Of Use Assets [Line Items]
Operating lease, cost		15.6
Operating lease, accumulated amortization		(7.6)
Operating lease, net book value		$ 8.0